Note 32 - Business Combinations (Details Textual) ر.س in Millions		11 Months Ended	12 Months Ended		24 Months Ended
	Jan. 02, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jan. 21, 2019 SAR (ر.س) Mt	Jan. 21, 2019 USD ($) Mt
Ipsco Tubulars Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 1,067,000,000
Final closing price determined	1,029,000,000
Difference amount between closing price paid & final closing price determined	$ 38,500,000
Master distribution agreement, term (Year)	6 years
Goodwill recognized	$ 357,000,000
Acquisition-related costs					$ 9,700
General and administrative expense			$ 300,000	$ 9,400,000
Ipsco Tubulars Inc [Member] | Tubes [member]
Disclosure of detailed information about business combination [line items]
Net revenues contributed by acquiree since the acquisition date	$ 186,700,000
Saudi Steel Pipe Company [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						47.79%	47.79%
Cash transferred						ر.س 530	$ 141,000,000
Net revenues contributed by acquiree since the acquisition date		$ 170,600,000
Goodwill recognized							$ 32,900,000
Manufacturing capacity, steel pipes (Metric Ton) | Mt						360,000	360,000
Total assets and liabilities acquired							$ 109,000,000